Schedule of Investments(a)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–50.70%
Advertising–0.31%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$6,730,000	$7,836,265
Lamar Media Corp.,
3.75%, 02/15/2028	7,225,000	7,299,056
3.63%, 01/15/2031(b)	2,582,000	2,491,630
		17,626,951
Aerospace & Defense–0.36%
Boeing Co. (The),
2.75%, 02/01/2026	6,261,000	6,524,548
2.20%, 02/04/2026	9,669,000	9,711,946
Embraer Netherlands Finance B.V. (Brazil), 6.95%, 01/17/2028(b)	220,000	250,140
L3Harris Technologies, Inc., 3.85%, 12/15/2026	600,000	672,639
Northrop Grumman Corp., 3.25%, 01/15/2028	300,000	324,941
Teledyne Technologies, Inc., 2.75%, 04/01/2031	3,242,000	3,276,053
		20,760,267
Agricultural Products–0.35%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031(c)	18,900,000	18,891,592
Cargill, Inc., 3.13%, 05/25/2051(b)(c)	1,078,000	1,077,553
		19,969,145
Airlines–0.88%
American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.95%, 02/15/2025	455,875	439,353
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	3,096,029	3,058,004
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	1,571,000	1,638,266
Delta Air Lines, Inc., 7.38%, 01/15/2026	800,000	942,609
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	7,232,849	7,813,199
4.75%, 10/20/2028(b)	13,203,150	14,422,741
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	11,345,571	12,606,706
Series 2018-1, Class AA, 3.50%, 03/01/2030	5,467,743	5,727,610
United Airlines, Inc.,
4.38%, 04/15/2026(b)	1,561,000	1,619,561
4.63%, 04/15/2029(b)	2,490,000	2,575,656
		50,843,705
	Principal Amount	Value
Application Software–0.31%
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	$18,414,000	$18,022,887
Asset Management & Custody Banks–0.24%
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)	573,000	575,519
CI Financial Corp. (Canada), 3.20%, 12/17/2030	8,056,000	8,181,613
Owl Rock Capital Corp., 2.63%, 01/15/2027	5,049,000	5,049,381
		13,806,513
Auto Parts & Equipment–0.00%
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de R.L. de C.V. (Brazil), 5.00%, 05/07/2028(b)	200,000	196,960
Automobile Manufacturers–0.99%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	4,531,000	4,355,424
American Honda Finance Corp., 1.80%, 01/13/2031(c)	7,191,000	6,953,836
Ford Motor Co., 9.00%, 04/22/2025	212,000	259,287
Ford Motor Credit Co. LLC,
3.81%, 10/12/2021	8,681,000	8,785,223
5.60%, 01/07/2022	6,197,000	6,359,671
3.09%, 01/09/2023	6,107,000	6,229,171
5.58%, 03/18/2024	600,000	655,896
3.38%, 11/13/2025	4,520,000	4,633,249
4.00%, 11/13/2030	786,000	802,679
Hyundai Capital America,
5.75%, 04/06/2023(b)	6,643,000	7,252,393
4.30%, 02/01/2024(b)	2,849,000	3,092,951
5.88%, 04/07/2025(b)	3,306,000	3,852,873
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	3,683,000	3,647,594
		56,880,247
Automotive Retail–0.01%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	490,000	540,297
Biotechnology–0.43%
AbbVie, Inc.,
2.30%, 11/21/2022	11,022,000	11,343,306
2.60%, 11/21/2024	12,890,000	13,659,035
		25,002,341
Brewers–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	485,000	537,553

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Brewers–(continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.50%, 06/01/2050	$3,293,000	$3,784,281
		4,321,834
Broadcasting–0.01%
Discovery Communications LLC, 5.20%, 09/20/2047	365,000	429,663
Building Products–0.41%
Carrier Global Corp., 2.72%, 02/15/2030	377,000	387,451
Masco Corp.,
1.50%, 02/15/2028	5,198,000	5,050,679
2.00%, 02/15/2031	3,435,000	3,293,809
3.13%, 02/15/2051	3,297,000	3,133,706
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	3,999,000	3,907,906
Standard Industries, Inc., 3.38%, 01/15/2031(b)	8,271,000	7,857,450
		23,631,001
Cable & Satellite–1.37%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 02/01/2031(b)	2,888,000	2,885,834
4.50%, 06/01/2033(b)(c)	5,168,000	5,163,090
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	260,000	295,829
3.50%, 06/01/2041	7,194,000	6,874,487
3.90%, 06/01/2052	8,906,000	8,562,095
3.85%, 04/01/2061	8,742,000	8,042,099
4.40%, 12/01/2061	8,916,000	9,033,674
Comcast Corp.,
3.95%, 10/15/2025	400,000	449,301
4.60%, 10/15/2038	3,176,000	3,830,867
3.40%, 07/15/2046	500,000	517,926
2.80%, 01/15/2051	4,662,000	4,303,071
Cox Communications, Inc.,
3.35%, 09/15/2026(b)	585,000	635,949
1.80%, 10/01/2030(b)	162,000	152,364
2.60%, 06/15/2031(b)	6,957,000	6,937,941
2.95%, 10/01/2050(b)	3,179,000	2,855,031
3.60%, 06/15/2051(b)	17,830,000	17,863,449
DISH DBS Corp., 5.88%, 11/15/2024	290,000	309,050
VTR Comunicaciones S.p.A. (Chile), 4.38%, 04/15/2029(b)	200,000	199,100
		78,911,157
Casinos & Gaming–0.20%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	1,117,000	1,156,207
DraftKings, Inc., Conv., 0.00%, 03/15/2028(b)(d)	6,690,000	6,121,350
International Game Technology PLC, 4.13%, 04/15/2026(b)	4,402,000	4,550,853
		11,828,410
	Principal Amount	Value
Commodity Chemicals–0.10%
Alpek S.A.B. de C.V. (Mexico), 3.25%, 02/25/2031(b)	$200,000	$200,052
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)(c)	5,674,000	5,494,787
		5,694,839
Computer & Electronics Retail–0.02%
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)	1,343,000	1,440,952
Construction & Engineering–0.01%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(d)	147,611	110,992
Mexico City Airport Trust (Mexico), 3.88%, 04/30/2028(b)	400,000	414,896
Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(b)(d)	240,000	172,200
		698,088
Consumer Finance–0.21%
Ally Financial, Inc., Series C, 4.70%(e)(f)	10,772,000	10,893,185
Discover Bank, 3.45%, 07/27/2026	335,000	366,071
Synchrony Financial, 4.50%, 07/23/2025	670,000	751,313
		12,010,569
Copper–0.22%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027(c)	8,563,000	9,044,968
4.38%, 08/01/2028	3,004,000	3,177,181
5.40%, 11/14/2034	385,000	456,918
		12,679,067
Data Processing & Outsourced Services–0.42%
Fidelity National Information Services, Inc.,
2.25%, 03/01/2031	1,175,000	1,152,178
3.10%, 03/01/2041	3,113,000	3,066,231
PayPal Holdings, Inc.,
2.65%, 10/01/2026	4,099,000	4,387,784
2.85%, 10/01/2029	2,840,000	3,016,329
Square, Inc.,
2.75%, 06/01/2026(b)	4,267,000	4,306,896
3.50%, 06/01/2031(b)(c)	8,572,000	8,582,201
		24,511,619
Department Stores–0.05%
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	214,250
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)(c)	2,764,000	2,950,570
		3,164,820
Distillers & Vintners–0.02%
Constellation Brands, Inc.,
4.65%, 11/15/2028	700,000	816,104
2.88%, 05/01/2030	92,000	95,316
		911,420
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Distributors–0.07%
Genuine Parts Co., 1.88%, 11/01/2030	$4,446,000	$4,217,170
Diversified Banks–6.36%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	22,109,230
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	3,237,000	3,278,498
3.80%, 05/17/2031(b)	4,227,000	4,284,529
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	200,000	212,426
Australia & New Zealand Banking Group Ltd. (Australia),
2.57%, 11/25/2035(b)(e)	4,362,000	4,192,449
6.75%(b)(e)(f)	3,627,000	4,264,754
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	419,578
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(e)	200,000	202,900
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(b)	215,000	209,622
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	4,800,000	4,719,291
Bank of America Corp.,
2.69%, 04/22/2032(e)	13,924,000	14,127,234
2.68%, 06/19/2041(e)	18,993,000	17,973,441
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	600,000	673,568
BBVA Bancomer S.A. (Mexico),
4.38%, 04/10/2024(b)(c)	1,385,000	1,515,495
1.88%, 09/18/2025(b)	3,845,000	3,888,295
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)(e)	600,000	657,990
BPCE S.A. (France), 2.28%, 01/20/2032(b)(e)	5,558,000	5,394,985
Citigroup, Inc.,
5.50%, 09/13/2025	3,345,000	3,937,317
3.11%, 04/08/2026(e)	5,274,000	5,662,883
4.45%, 09/29/2027	5,446,000	6,237,991
4.41%, 03/31/2031(e)	4,432,000	5,101,322
2.57%, 06/03/2031(e)	651,000	659,179
2.56%, 05/01/2032(e)	9,048,000	9,075,916
3.88%(e)(f)	16,084,000	16,244,840
Series A, 5.95%(e)(f)	2,795,000	2,942,422
Citizens Bank N.A., 2.25%, 04/28/2025	3,704,000	3,876,523
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(b)	6,088,000	5,982,287
3.31%, 03/11/2041(b)(c)	3,963,000	3,910,904
Credit Agricole S.A. (France), 7.88%(b)(e)(f)	5,333,000	6,032,956
Credit Bank of Moscow Via CBOM Finance PLC (Russia), 7.50%, 10/05/2027(b)(e)	400,000	410,146
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(b)	300,000	313,212
Principal Amount		Value
Diversified Banks–(continued)
DIB Sukuk Ltd. (United Arab Emirates), 3.66%, 02/14/2022(b)	$200,000	$204,390
Export-Import Bank of India (India), 3.38%, 08/05/2026(b)	200,000	214,130
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	6,404,000	6,640,981
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	7,642,000	7,693,583
HSBC Holdings PLC (United Kingdom),
1.65%, 04/18/2026(e)	2,869,000	2,917,290
4.38%, 11/23/2026	570,000	645,581
2.01%, 09/22/2028(e)	740,000	741,243
2.36%, 08/18/2031(e)	288,000	282,582
2.80%, 05/24/2032(e)	4,477,000	4,524,363
4.60%(e)(f)	5,484,000	5,618,413
Industrial Senior Trust (Guatemala), 5.50%, 11/01/2022(b)	500,000	521,810
ING Groep N.V. (Netherlands),
2.73%, 04/01/2032(e)	3,313,000	3,367,655
6.88%(b)(e)(f)	3,988,000	4,162,950
Intesa Sanpaolo S.p.A. (Italy), 4.95%, 06/01/2042(b)	9,661,000	9,852,099
JPMorgan Chase & Co.,
1.06% (3 mo. USD LIBOR + 0.89%), 07/23/2024(g)	11,243,000	11,387,827
2.08%, 04/22/2026(e)	6,894,000	7,164,859
3.63%, 12/01/2027	2,895,000	3,201,989
3.78%, 02/01/2028(e)	650,000	724,220
2.96%, 05/13/2031(e)	300,000	311,625
2.58%, 04/22/2032(c)(e)	9,410,000	9,487,759
3.11%, 04/22/2041(e)	4,288,000	4,303,992
Series W, 1.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(g)	8,808,000	7,442,760
Series KK, 3.65%(e)(f)	5,206,000	5,236,924
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	500,000	567,626
Mizuho Financial Group, Inc. (Japan),
2.20%, 07/10/2031(e)	8,340,000	8,181,789
2.17%, 05/22/2032(e)	10,816,000	10,569,828
Multibank, Inc. (Panama), 4.38%, 11/09/2022(b)	200,000	204,800
National Australia Bank Ltd. (Australia),
2.33%, 08/21/2030(b)	632,000	607,916
2.99%, 05/21/2031(b)	5,371,000	5,402,043
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(b)(e)	200,000	210,306
Standard Chartered PLC (United Kingdom),
3.27%, 02/18/2036(b)(e)	7,905,000	7,888,893
7.50%(b)(e)(f)	5,652,000	5,923,550
7.75%(b)(e)(f)	10,362,000	11,306,082
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	3,927,000	3,987,363
3.04%, 07/16/2029	6,346,000	6,729,014
2.14%, 09/23/2030	11,471,000	11,053,717
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
TC Ziraat Bankasi A.S. (Turkey), 5.38%, 03/02/2026(b)	$400,000	$391,612
U.S. Bancorp, 1.38%, 07/22/2030	4,265,000	4,024,132
UniCredit S.p.A. (Italy),
1.98%, 06/03/2027(b)(e)	8,022,000	8,035,542
3.13%, 06/03/2032(b)(e)	6,413,000	6,407,428
United Overseas Bank Ltd. (Singapore), 2.00%, 10/14/2031(b)(e)	5,937,000	5,975,116
Wells Fargo & Co.,
3.07%, 04/30/2041(c)(e)	2,893,000	2,891,296
5.38%, 11/02/2043	4,243,000	5,471,646
Series BB, 3.90%(e)(f)	5,538,000	5,680,188
Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(e)	225,000	218,626
		366,889,721
Diversified Capital Markets–1.41%
Credit Suisse Group AG (Switzerland),
3.75%, 03/26/2025	725,000	788,022
4.19%, 04/01/2031(b)(e)	3,870,000	4,307,976
3.09%, 05/14/2032(b)(e)	3,421,000	3,479,088
4.50%(b)(c)(e)(f)	11,267,000	10,986,452
5.10%(b)(c)(e)(f)	4,989,000	5,063,486
5.25%(b)(e)(f)	10,127,000	10,595,374
7.13%(b)(e)(f)	8,632,000	9,035,460
Credit Suisse Group AG, 7.50%(b)(e)(f)	8,162,000	8,835,485
UBS Group AG (Switzerland),
3.88%(b)(e)(f)	21,548,000	21,576,228
4.38%(b)(c)(e)(f)	6,872,000	6,863,410
		81,530,981
Diversified Chemicals–0.12%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(b)	200,000	208,350
5.88%, 01/31/2050(b)	200,000	215,360
OCP S.A. (Morocco), 5.63%, 04/25/2024(b)	5,496,000	6,002,017
SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(b)	200,000	215,335
4.50%, 10/10/2028(b)	200,000	230,217
		6,871,279
Diversified Metals & Mining–0.24%
Corp. Nacional del Cobre de Chile (Chile),
3.63%, 08/01/2027(b)	200,000	218,075
3.15%, 01/14/2030(b)	200,000	206,791
3.15%, 01/15/2051(b)	4,625,000	4,238,123
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	8,330,000	8,713,597
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	216,875
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), 6.63%, 10/14/2022(b)	295,000	317,035
Volcan Cia Minera S.A.A. (Peru), 4.38%, 02/11/2026(b)	53,000	51,887
		13,962,383
	Principal Amount	Value
Diversified REITs–0.44%
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	$8,353,000	$9,376,242
4.87%, 01/15/2030(b)(c)	8,347,000	9,233,869
6.39%, 01/15/2050(b)	5,965,000	6,903,235
		25,513,346
Diversified Support Services–0.08%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	4,732,382	4,714,706
Drug Retail–0.34%
CK Hutchison International 21 Ltd. (United Kingdom),
1.50%, 04/15/2026(b)	12,845,000	12,952,252
2.50%, 04/15/2031(b)	611,000	613,939
3.13%, 04/15/2041(b)	6,288,000	6,260,684
		19,826,875
Electric Utilities–0.69%
Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(b)	200,000	206,875
CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(b)	200,000	212,715
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	4,530,000	4,085,443
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	9,254,000	9,566,369
Duke Energy Progress LLC, 2.50%, 08/15/2050(c)	10,393,000	9,154,037
Electricite de France S.A. (France), 4.88%, 09/21/2038(b)	550,000	660,993
Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	217,800
Empresas Publicas de Medellin E.S.P. (Colombia), 4.25%, 07/18/2029(b)	200,000	196,820
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(b)	222,000	249,827
Eversource Energy, Series R, 1.65%, 08/15/2030	213,000	200,362
Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(b)	200,000	221,827
Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(b)	200,000	205,250
Korea East-West Power Co. Ltd. (South Korea), 3.88%, 07/19/2023(b)	200,000	214,487
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), 3.00%, 09/19/2022(b)	200,000	206,769
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(b)	200,000	232,625
3.38%, 02/05/2030(b)	200,000	203,625
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The),
Series A, 3.70%, 04/30/2030	$3,078,000	$3,370,373
Series 21-A, 3.75%, 09/15/2051(e)	5,182,000	5,270,405
Series B, 5.50%, 03/15/2057(e)	335,000	342,722
State Grid Overseas Investment (2016) Ltd. (China), 3.50%, 05/04/2027(b)	200,000	220,816
Trinidad Generation Unlimited (Trinidad), 5.25%, 11/04/2027(b)	400,000	410,704
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	3,896,000	3,923,603
		39,574,447
Electrical Components & Equipment–0.13%
AES Andres B.V. (Dominican Republic), 5.70%, 05/04/2028(b)	7,058,000	7,287,385
Electronic Components–0.60%
Corning, Inc., 5.45%, 11/15/2079	26,832,000	34,615,185
Electronic Equipment & Instruments–0.28%
Vontier Corp.,
1.80%, 04/01/2026(b)	3,473,000	3,472,653
2.40%, 04/01/2028(b)	6,941,000	6,892,690
2.95%, 04/01/2031(b)	5,912,000	5,856,081
		16,221,424
Electronic Manufacturing Services–0.11%
Jabil, Inc.,
3.95%, 01/12/2028	280,000	310,787
3.00%, 01/15/2031	5,809,000	5,897,250
		6,208,037
Environmental & Facilities Services–0.23%
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	8,554,000	8,337,199
Republic Services, Inc., 1.75%, 02/15/2032	5,261,000	4,915,870
		13,253,069
Fertilizers & Agricultural Chemicals–0.01%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	292,000	305,483
Financial Exchanges & Data–0.26%
Intercontinental Exchange, Inc., 1.85%, 09/15/2032	414,000	386,596
MSCI, Inc.,
3.88%, 02/15/2031(b)	5,389,000	5,483,308
3.63%, 11/01/2031(b)	5,426,000	5,477,167
S&P Global, Inc., 1.25%, 08/15/2030	3,771,000	3,496,702
		14,843,773
Food Distributors–0.19%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)(c)	10,871,000	10,711,740
	Principal Amount	Value
Food Retail–0.39%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	$1,286,000	$1,319,732
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)	11,373,000	11,388,864
3.63%, 05/13/2051(b)	9,482,000	9,551,655
		22,260,251
Health Care Distributors–0.07%
Owens & Minor, Inc., 4.50%, 03/31/2029(b)(c)	3,870,000	3,903,611
Health Care Equipment–0.01%
Becton, Dickinson and Co., 2.82%, 05/20/2030	438,000	453,775
Teleflex, Inc., 4.63%, 11/15/2027	385,000	410,194
		863,969
Health Care Facilities–0.02%
HCA, Inc., 5.50%, 06/15/2047	800,000	1,006,721
Health Care REITs–0.42%
Diversified Healthcare Trust,
6.75%, 12/15/2021	1,942,000	1,950,826
4.38%, 03/01/2031	4,783,000	4,506,112
National Health Investors, Inc., 3.00%, 02/01/2031	3,462,000	3,297,190
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	514,000	519,754
3.25%, 04/15/2033	9,869,000	9,660,550
Physicians Realty L.P., 4.30%, 03/15/2027	325,000	367,010
Welltower, Inc., 3.10%, 01/15/2030	3,746,000	3,911,537
		24,212,979
Health Care Services–0.28%
CVS Health Corp.,
1.30%, 08/21/2027	5,864,000	5,732,224
2.70%, 08/21/2040	2,916,000	2,725,396
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	7,201,000	7,242,287
Prime Healthcare Foundation, Inc., Series B, 7.00%, 12/01/2027	450,000	536,945
		16,236,852
Home Improvement Retail–0.26%
Lowe’s Cos., Inc.,
3.65%, 04/05/2029	675,000	746,427
2.63%, 04/01/2031	7,646,000	7,779,686
3.50%, 04/01/2051(c)	6,100,000	6,270,243
		14,796,356
Homebuilding–0.22%
M.D.C. Holdings, Inc., 3.85%, 01/15/2030	8,068,000	8,659,586
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	3,900,000	3,895,554
		12,555,140
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Hotel & Resort REITs–0.05%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026(c)	$620,000	$683,897
Service Properties Trust, 4.95%, 02/15/2027(c)	2,078,000	1,996,220
		2,680,117
Hotels, Resorts & Cruise Lines–0.27%
Carnival Corp., 5.75%, 03/01/2027(b)	655,000	696,756
Expedia Group, Inc.,
4.63%, 08/01/2027(b)	4,504,000	5,102,762
2.95%, 03/15/2031(b)	4,238,000	4,232,775
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	5,558,000	5,446,840
		15,479,133
Independent Power Producers & Energy Traders–0.63%
AES Corp. (The),
1.38%, 01/15/2026(b)	4,303,000	4,256,408
2.45%, 01/15/2031(b)	4,860,000	4,717,485
AES Panama Generation Holdings S.R.L. (Panama), 4.38%, 05/31/2030(b)	200,000	205,822
Calpine Corp., 3.75%, 03/01/2031(b)	11,079,000	10,441,625
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	219,060
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	228,584
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(b)	16,385,000	16,307,090
		36,376,074
Industrial Conglomerates–0.13%
CITIC Ltd. (China), 3.13%, 02/28/2022(b)	200,000	203,225
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	6,305,000	7,340,583
		7,543,808
Industrial Machinery–0.28%
HTA Group Ltd. (Tanzania), 7.00%, 12/18/2025(b)	200,000	213,850
IDEX Corp., 2.63%, 06/15/2031	8,816,000	8,846,869
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(b)	6,808,000	6,878,567
		15,939,286
Industrial REITs–0.00%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	200,000	221,590
	Principal Amount	Value
Insurance Brokers–0.16%
Arthur J Gallagher & Co.,
2.50%, 05/20/2031	$3,570,000	$3,564,136
3.50%, 05/20/2051	5,328,000	5,415,161
		8,979,297
Integrated Oil & Gas–0.65%
BP Capital Markets America, Inc.,
2.94%, 06/04/2051	8,841,000	8,191,904
3.38%, 02/08/2061	3,269,000	3,172,133
Gazprom PJSC Via Gaz Capital S.A. (Russia), 5.15%, 02/11/2026(b)	350,000	392,324
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	5,013,000	5,169,320
Petroleos del Peru S.A. (Peru), 4.75%, 06/19/2032(b)	375,000	390,563
Petroleos Mexicanos (Mexico),
6.88%, 08/04/2026	300,000	332,949
5.95%, 01/28/2031	400,000	389,500
6.63%, 06/15/2038	390,000	361,871
7.69%, 01/23/2050	32,000	30,768
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	11,749,000	12,461,172
3.50%, 04/16/2029(b)	200,000	216,586
3.25%, 11/24/2050(b)	2,315,000	2,165,879
3.50%, 11/24/2070(b)	4,555,000	4,269,132
		37,544,101
Integrated Telecommunication Services–1.67%
AT&T, Inc.,
2.55%, 12/01/2033(b)	700,000	676,821
3.10%, 02/01/2043	7,060,000	6,696,850
3.50%, 09/15/2053(b)	10,786,000	10,249,273
3.55%, 09/15/2055(b)	21,494,000	20,352,946
3.50%, 02/01/2061	4,526,000	4,257,535
NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(b)	11,499,000	11,573,193
Telecom Argentina S.A. (Argentina), 8.00%, 07/18/2026(b)	100,000	91,576
Verizon Communications, Inc.,
0.85%, 11/20/2025	6,823,000	6,759,613
1.75%, 01/20/2031	5,333,000	5,015,569
2.55%, 03/21/2031	4,408,000	4,435,980
2.65%, 11/20/2040	3,780,000	3,489,243
3.40%, 03/22/2041	4,422,000	4,502,349
2.88%, 11/20/2050	4,959,000	4,481,012
3.55%, 03/22/2051	2,423,000	2,460,510
2.99%, 10/30/2056	417,000	372,132
3.00%, 11/20/2060	5,910,000	5,258,150
3.70%, 03/22/2061	5,886,000	5,948,888
		96,621,640
Interactive Home Entertainment–0.53%
Activision Blizzard, Inc., 2.50%, 09/15/2050	7,060,000	6,029,022
Electronic Arts, Inc.,
1.85%, 02/15/2031	9,145,000	8,717,916
2.95%, 02/15/2051	8,570,000	7,992,174
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	8,203,000	7,753,270
		30,492,382
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Interactive Media & Services–0.92%
Alphabet, Inc., 2.25%, 08/15/2060	$6,115,000	$5,125,284
Baidu, Inc. (China),
3.08%, 04/07/2025	2,680,000	2,833,875
1.72%, 04/09/2026	2,995,000	3,010,054
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	211,393
Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	3,465,000	3,555,956
5.63%, 02/15/2029(b)	7,642,000	8,218,054
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)	3,471,000	3,538,912
2.39%, 06/03/2030(b)	7,984,000	7,871,453
3.68%, 04/22/2041(b)	5,537,000	5,674,718
3.84%, 04/22/2051(b)	5,631,000	5,705,735
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	6,850,000	7,241,135
Weibo Corp. (China), 3.38%, 07/08/2030	200,000	204,817
		53,191,386
Internet & Direct Marketing Retail–2.23%
Alibaba Group Holding Ltd. (China),
2.13%, 02/09/2031	3,126,000	3,031,716
2.70%, 02/09/2041	2,667,000	2,484,073
3.15%, 02/09/2051	3,031,000	2,895,153
4.40%, 12/06/2057	5,440,000	6,241,832
3.25%, 02/09/2061	7,799,000	7,396,981
Amazon.com, Inc.,
1.00%, 05/12/2026(c)	5,035,000	5,035,005
1.65%, 05/12/2028(c)	6,662,000	6,698,380
2.10%, 05/12/2031(c)	14,183,000	14,234,200
2.88%, 05/12/2041	15,407,000	15,329,004
3.10%, 05/12/2051	12,390,000	12,380,495
3.25%, 05/12/2061	7,237,000	7,269,198
Meituan (China),
2.13%, 10/28/2025(b)	7,837,000	7,772,792
3.05%, 10/28/2030(b)	12,637,000	12,271,956
Prosus N.V. (China), 3.83%, 02/08/2051(b)	27,057,000	25,081,251
QVC, Inc.,
4.45%, 02/15/2025	380,000	405,131
5.45%, 08/15/2034	180,000	183,336
		128,710,503
Internet Services & Infrastructure–0.52%
Leidos, Inc., 2.30%, 02/15/2031(b)	7,624,000	7,306,232
Twilio, Inc.,
3.63%, 03/15/2029	8,024,000	8,081,612
3.88%, 03/15/2031	8,351,000	8,470,544
VeriSign, Inc., 2.70%, 06/15/2031	6,251,000	6,274,754
		30,133,142
Investment Banking & Brokerage–1.92%
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	6,968,000	7,020,483
Charles Schwab Corp. (The), Series G, 5.38%(e)(f)	578,000	641,580
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
0.59% (SOFR + 0.58%), 03/08/2024(g)	$14,681,000	$14,736,289
3.50%, 04/01/2025	4,586,000	5,002,341
3.75%, 05/22/2025	585,000	644,162
3.27%, 09/29/2025(e)	3,927,000	4,236,571
0.80% (SOFR + 0.79%), 12/09/2026(g)	14,285,000	14,312,443
1.09%, 12/09/2026(e)	5,981,000	5,920,444
0.82% (SOFR + 0.81%), 03/09/2027(g)	20,808,000	20,826,498
1.99%, 01/27/2032(e)	5,991,000	5,724,287
2.62%, 04/22/2032(e)	3,993,000	4,026,735
3.21%, 04/22/2042(e)	3,586,000	3,629,687
Series T, 3.80%(c)(e)(f)	378,000	379,512
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	335,000	371,592
MDGH - GMTN B.V. (United Arab Emirates), 2.88%, 11/07/2029(b)	200,000	208,781
Morgan Stanley,
5.50%, 07/28/2021	3,049,000	3,074,015
2.19%, 04/28/2026(e)	3,504,000	3,666,084
4.35%, 09/08/2026	850,000	969,483
3.62%, 04/01/2031(e)	4,400,000	4,849,752
3.22%, 04/22/2042(e)	2,682,000	2,732,718
2.80%, 01/25/2052(e)	3,627,000	3,400,176
Raymond James Financial, Inc., 3.75%, 04/01/2051	4,387,000	4,674,604
		111,048,237
Life & Health Insurance–1.67%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(c)	9,689,000	11,030,444
Athene Global Funding,
1.20%, 10/13/2023(b)	8,562,000	8,660,718
2.50%, 01/14/2025(b)	4,393,000	4,593,155
1.45%, 01/08/2026(b)(c)	4,238,000	4,236,444
Athene Holding Ltd.,
4.13%, 01/12/2028	850,000	942,753
6.15%, 04/03/2030	4,880,000	6,081,225
3.95%, 05/25/2051	1,775,000	1,815,454
Belrose Funding Trust, 2.33%, 08/15/2030(b)	3,891,000	3,788,975
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	12,770,000	13,725,010
MAG Mutual Holding Co., 4.75%, 04/30/2041	27,101,000	27,101,000
MetLife, Inc., Series D, 5.88%(e)(f)	200,000	228,000
Pacific LifeCorp, 3.35%, 09/15/2050(b)	5,355,000	5,373,849
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,601,000	2,601,546
Prudential Financial, Inc., 5.63%, 06/15/2043(e)	3,426,000	3,704,221
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(b)	2,413,000	2,439,510
		96,322,304
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Life Sciences Tools & Services–0.09%
Auna S.A.A. (Peru), 6.50%, 11/20/2025(b)	$200,000	$207,340
Illumina, Inc., 2.55%, 03/23/2031	5,067,000	5,036,563
		5,243,903
Managed Health Care–0.28%
Centene Corp., 2.50%, 03/01/2031	16,744,000	16,065,115
Marine Ports & Services–0.00%
DP World PLC (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	267,481
Metal & Glass Containers–0.08%
Intertape Polymer Group, Inc. (Canada), 4.38%, 06/15/2029(b)	878,000	887,878
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	3,524,000	3,496,301
		4,384,179
Movies & Entertainment–0.15%
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	3,670,000	3,635,726
2.00%, 09/03/2030	5,065,000	4,806,626
Walt Disney Co. (The), 6.55%, 03/15/2033	180,000	252,142
		8,694,494
Multi-line Insurance–0.23%
American Financial Group, Inc., 3.50%, 08/15/2026	590,000	643,420
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	3,158,000	3,573,421
4.63%, 04/29/2030	5,270,000	5,873,168
3.38%, 03/03/2031(b)	2,935,000	2,994,255
		13,084,264
Multi-Utilities–0.22%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(b)	200,000	240,220
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030(c)	3,721,000	4,011,032
WEC Energy Group, Inc.,
1.38%, 10/15/2027	4,937,000	4,828,770
1.80%, 10/15/2030	3,704,000	3,514,583
		12,594,605
Office REITs–0.21%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	667,000	616,801
Highwoods Realty L.P., 2.60%, 02/01/2031	206,000	203,929
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	335,000	365,707
Office Properties Income Trust,
4.50%, 02/01/2025	8,688,000	9,375,405
2.65%, 06/15/2026	1,805,000	1,817,309
		12,379,151
	Principal Amount	Value
Oil & Gas Exploration & Production–0.97%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	$7,234,000	$7,425,224
CNOOC Curtis Funding No. 1 Pty. Ltd. (China), 4.50%, 10/03/2023(b)	200,000	215,335
CNOOC Finance (2015) U.S.A. LLC (China), 3.50%, 05/05/2025(c)	400,000	427,847
ConocoPhillips, 2.40%, 02/15/2031(b)	160,000	160,868
Dolphin Energy Ltd. LLC (United Arab Emirates), 5.50%, 12/15/2021(b)	600,000	616,034
EQT Corp., 3.13%, 05/15/2026(b)	1,623,000	1,657,043
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	8,180,000	8,092,283
2.94%, 09/30/2040(b)	12,111,000	12,015,550
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	16,610,000	16,314,342
Gran Tierra Energy, Inc. (Colombia), 7.75%, 05/23/2027(b)	400,000	344,200
Kosmos Energy Ltd. (Ghana), 7.13%, 04/04/2026(b)	350,000	340,695
Murphy Oil Corp., 6.38%, 07/15/2028(c)	6,634,000	6,975,120
PT Pertamina (Persero) (Indonesia),
4.30%, 05/20/2023(b)	200,000	213,000
3.10%, 08/27/2030(b)	200,000	205,345
Sinopec Group Overseas Development (2018) Ltd. (China),
2.50%, 08/08/2024(b)	200,000	208,852
2.95%, 08/08/2029(b)	200,000	206,362
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(b)	200,000	216,563
Trinidad Petroleum Holdings Ltd. (Trinidad), 9.75%, 06/15/2026(b)	100,000	111,975
		55,746,638
Oil & Gas Refining & Marketing–0.57%
Empresa Nacional del Petroleo (Chile), 5.25%, 11/06/2029(b)	233,000	256,451
Parkland Corp. (Canada),
5.88%, 07/15/2027(b)	4,220,000	4,504,006
4.50%, 10/01/2029(b)	5,524,000	5,618,543
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	8,112,000	8,081,027
3.40%, 04/28/2061(b)	14,301,000	14,157,011
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	202,124
		32,819,162
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–0.66%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	$200,000	$222,867
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	2,879,000	2,983,637
Energy Transfer L.P., 4.75%, 01/15/2026	815,000	914,845
EQM Midstream Partners L.P., 4.00%, 08/01/2024	840,000	860,563
Kinder Morgan, Inc., 7.75%, 01/15/2032	4,566,000	6,478,419
MPLX L.P.,
1.75%, 03/01/2026	5,229,000	5,301,333
4.00%, 03/15/2028	560,000	621,442
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	3,588,000	4,951,886
Northern Natural Gas Co., 3.40%, 10/16/2051(b)(c)	4,747,000	4,723,149
ONEOK, Inc., 6.35%, 01/15/2031(c)	7,370,000	9,347,239
Western Midstream Operating L.P., 2.29% (3 mo. USD LIBOR + 2.10%), 01/13/2023(g)	905,000	902,970
Williams Cos., Inc. (The), 3.50%, 11/15/2030	500,000	536,603
		37,844,953
Other Diversified Financial Services–1.71%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(e)	11,156,000	11,895,085
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	215,701
Aragvi Finance International DAC (Moldova), 8.45%, 04/29/2026(b)	3,751,000	3,927,672
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	5,518,000	5,457,654
4.25%, 04/15/2026(b)	3,260,000	3,509,017
2.75%, 02/21/2028(b)	6,659,000	6,488,489
Banco BTG Pactual S.A. (Brazil), 7.75%, 02/15/2029(b)(e)	300,000	325,500
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	8,317,000	7,809,714
2.80%, 09/30/2050(b)	3,474,000	3,264,568
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	15,066,000	15,236,187
Georgia Capital JSC (Georgia), 6.13%, 03/09/2024(b)	226,000	229,390
Huarong Finance II Co. Ltd. (China), 2.88%(b)(e)(f)	200,000	134,000
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	3,329,000	3,354,611
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	5,847,000	5,876,992
2.00%, 04/06/2028(b)	5,393,000	5,415,077
2.50%, 04/06/2031(b)	3,279,000	3,292,149
3.20%, 04/06/2041(b)	4,508,000	4,556,050
Mexarrend S.A.P.I. de C.V. (Mexico), 10.25%, 07/24/2024(b)	400,000	377,300
	Principal Amount	Value
Other Diversified Financial Services–(continued)
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l. (Mexico), 4.88%, 01/15/2028(b)	$5,978,000	$5,815,309
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	11,300,000	11,355,935
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(d)	168,536	161,795
SPARC EM SPC Panama Metro Line 2 S.P. (Panama), 0.00%, 12/05/2022(b)(d)	201,639	198,882
		98,897,077
Packaged Foods & Meats–0.53%
BRF S.A. (Brazil), 5.75%, 09/21/2050(b)	5,924,000	5,916,240
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	1,940,000	1,967,451
Kraft Heinz Foods Co. (The), 4.38%, 06/01/2046	400,000	429,623
MARB BondCo PLC (Brazil), 3.95%, 01/29/2031(b)	6,820,000	6,565,443
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	15,284,000	15,007,207
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(b)	250,000	270,312
Ulker Biskuvi Sanayi A.S. (Turkey), 6.95%, 10/30/2025(b)	200,000	217,172
		30,373,448
Paper Packaging–0.23%
Berry Global, Inc., 0.95%, 02/15/2024(b)	4,867,000	4,893,988
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	7,449,000	7,737,649
International Paper Co., 5.00%, 09/15/2035	400,000	493,287
		13,124,924
Paper Products–0.05%
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(b)	2,396,000	2,471,187
Suzano Austria GmbH (Brazil), 7.00%, 03/16/2047(b)	205,000	269,831
		2,741,018
Personal Products–0.00%
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	200,000	202,670
Pharmaceuticals–0.36%
Bayer US Finance II LLC (Germany),
1.19% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(g)	6,440,000	6,538,467
3.88%, 12/15/2023(b)	3,931,000	4,230,878
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	6,029,000	6,255,151
Organon Finance 1 LLC, 4.13%, 04/30/2028(b)	3,247,000	3,283,529
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Pharmaceuticals–(continued)
Royalty Pharma PLC, 2.20%, 09/02/2030(b)	$196,000	$188,636
		20,496,661
Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)	200,000	216,197
Property & Casualty Insurance–0.27%
Allstate Corp. (The), 4.20%, 12/15/2046	324,555	368,750
Fidelity National Financial, Inc., 2.45%, 03/15/2031	5,579,000	5,514,559
W.R. Berkley Corp.,
4.00%, 05/12/2050	3,129,000	3,445,346
3.55%, 03/30/2052	6,386,000	6,504,854
		15,833,509
Railroads–0.24%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(b)	300,000	367,154
Union Pacific Corp.,
2.38%, 05/20/2031(c)	6,927,000	6,958,475
3.55%, 05/20/2061	6,668,000	6,762,461
		14,088,090
Real Estate Development–0.06%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	3,773,000	3,755,035
Regional Banks–0.67%
Banco Internacional del Peru SAA Interbank (Peru), 3.38%, 01/18/2023(b)	150,000	152,906
Fifth Third Bancorp, 2.55%, 05/05/2027	2,969,000	3,133,162
KeyCorp, 2.25%, 04/06/2027	6,142,000	6,388,382
SVB Financial Group,
2.10%, 05/15/2028(c)	5,054,000	5,083,297
1.80%, 02/02/2031	8,450,000	7,925,329
Series C, 4.00%(e)(f)	15,650,000	15,931,700
		38,614,776
Reinsurance–0.09%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	5,250,000	5,019,120
Renewable Electricity–0.14%
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(b)	170,360	174,968
Northern States Power Co., 2.60%, 06/01/2051	4,286,000	3,967,999
Tucson Electric Power Co., 3.25%, 05/01/2051	4,235,000	4,201,949
		8,344,916
Residential REITs–0.36%
Spirit Realty L.P.,
2.10%, 03/15/2028	3,217,000	3,178,952
3.40%, 01/15/2030	6,699,000	7,047,591
2.70%, 02/15/2032	4,021,000	3,910,692
UDR, Inc., 3.00%, 08/15/2031	3,478,000	3,596,799
	Principal Amount	Value
Residential REITs–(continued)
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	$3,124,000	$3,143,696
		20,877,730
Restaurants–0.19%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	11,472,000	11,128,930
Retail REITs–0.68%
Agree L.P.,
2.00%, 06/15/2028	3,829,000	3,794,302
2.60%, 06/15/2033	5,435,000	5,363,022
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	4,189,000	4,619,278
Kimco Realty Corp.,
1.90%, 03/01/2028(c)	6,490,000	6,466,648
2.70%, 10/01/2030	3,232,000	3,275,234
National Retail Properties, Inc., 3.50%, 04/15/2051	6,386,000	6,334,158
Realty Income Corp., 3.25%, 01/15/2031	4,261,000	4,562,319
Retail Properties of America, Inc., 4.75%, 09/15/2030	4,163,000	4,543,532
		38,958,493
Semiconductor Equipment–0.02%
Lam Research Corp.,
3.75%, 03/15/2026	120,000	134,480
4.00%, 03/15/2029	500,000	571,943
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030(b)	601,000	647,745
		1,354,168
Semiconductors–1.60%
Broadcom, Inc.,
5.00%, 04/15/2030(c)	7,454,000	8,612,630
2.45%, 02/15/2031(b)	5,274,000	5,068,914
4.30%, 11/15/2032	6,430,000	7,104,346
3.42%, 04/15/2033(b)	12,234,000	12,490,027
3.47%, 04/15/2034(b)	19,331,000	19,595,723
Marvell Technology, Inc., 2.95%, 04/15/2031(b)(c)	12,731,000	12,896,537
Micron Technology, Inc.,
4.98%, 02/06/2026	2,929,000	3,386,789
4.19%, 02/15/2027	8,997,000	10,169,354
NXP B.V./NXP Funding LLC (China), 3.88%, 09/01/2022(b)	7,408,000	7,707,176
Skyworks Solutions, Inc.,
1.80%, 06/01/2026(c)	1,654,000	1,667,019
3.00%, 06/01/2031	3,630,000	3,680,524
		92,379,039
Soft Drinks–0.14%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(b)	4,055,000	4,030,416
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	475,000	447,484
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Soft Drinks–(continued)
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	$3,708,000	$3,759,541
		8,237,441
Sovereign Debt–2.09%
Bahamas Government International Bond (Bahamas), 6.00%, 11/21/2028(b)	427,000	437,675
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	222,728
Dominican Republic International Bond (Dominican Republic),
4.88%, 09/23/2032(b)	150,000	155,550
5.30%, 01/21/2041(b)	5,470,000	5,500,085
6.40%, 06/05/2049(b)	250,000	269,687
Ecuador Social Bond S.a.r.l. (Ecuador), 0.00%, 01/30/2035(b)(d)	185,929	150,603
Egypt Government International Bond (Egypt),
6.20%, 03/01/2024(b)	200,000	215,842
5.25%, 10/06/2025(b)	17,626,000	18,732,208
3.88%, 02/16/2026(b)	8,651,000	8,612,936
5.88%, 02/16/2031(b)	6,744,000	6,653,118
7.50%, 02/16/2061(b)	8,797,000	8,475,690
Ghana Government International Bond (Ghana),
6.38%, 02/11/2027(b)	200,000	202,068
7.75%, 04/07/2029(b)	9,453,000	9,763,058
7.88%, 02/11/2035(b)	200,000	199,799
Guatemala Government Bond (Guatemala),
4.90%, 06/01/2030(b)	200,000	224,514
6.13%, 06/01/2050(b)	400,000	483,000
Indonesia Government International Bond (Indonesia), 4.75%, 02/11/2029	200,000	234,567
Jamaica Government International Bond (Jamaica), 7.88%, 07/28/2045	200,000	282,550
Kenya Government International Bond (Kenya), 8.00%, 05/22/2032(b)	200,000	226,386
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	200,000	220,457
Mexico Government International Bond (Mexico), 4.50%, 04/22/2029	200,000	226,369
Morocco Government International Bond (Morocco),
2.38%, 12/15/2027(b)	6,840,000	6,699,096
4.00%, 12/15/2050(b)	3,800,000	3,481,028
Oman Government International Bond (Oman),
4.88%, 02/01/2025(b)	2,325,000	2,436,807
6.00%, 08/01/2029(b)	200,000	212,009
6.25%, 01/25/2031(b)	3,290,000	3,497,359
7.00%, 01/25/2051(b)	2,860,000	2,862,428
Panama Government International Bond (Panama), 3.16%, 01/23/2030	200,000	209,752
	Principal Amount	Value
Sovereign Debt–(continued)
Peruvian Government International Bond (Peru), 2.78%, 01/23/2031	$3,718,000	$3,736,627
Qatar Government International Bond (Qatar),
4.50%, 04/23/2028(b)	200,000	236,171
4.00%, 03/14/2029(b)	329,000	379,160
Republic of South Africa Government International Bond (South Africa),
4.85%, 09/30/2029	300,000	318,842
5.75%, 09/30/2049	200,000	202,046
Russian Foreign Bond (Russia), 5.25%, 06/23/2047(b)	200,000	248,815
Saudi Government International Bond (Saudi Arabia), 4.38%, 04/16/2029(b)	415,000	480,365
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 06/26/2030(b)	200,000	210,270
Turkey Government International Bond (Turkey),
5.60%, 11/14/2024	9,968,000	10,200,085
4.75%, 01/26/2026	9,770,000	9,541,528
5.95%, 01/15/2031	14,481,000	13,989,660
		120,430,938
Specialized Finance–0.16%
Cliffton Ltd. (India), 6.25%, 10/25/2025(b)	400,000	400,100
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(c)	8,417,000	9,129,525
		9,529,625
Specialized REITs–0.84%
American Tower Corp.,
2.70%, 04/15/2031	12,565,000	12,718,714
3.10%, 06/15/2050	6,681,000	6,218,900
CBRE Services, Inc., 2.50%, 04/01/2031	9,945,000	9,885,034
Crown Castle International Corp., 3.80%, 02/15/2028	205,000	226,198
Equinix, Inc., 3.20%, 11/18/2029	850,000	899,186
Extra Space Storage L.P., 2.55%, 06/01/2031	4,988,000	4,977,242
SBA Communications Corp., 3.13%, 02/01/2029(b)	13,918,000	13,378,677
		48,303,951
Specialty Chemicals–0.59%
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(b)	8,175,000	8,665,500
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	9,881,000	10,224,661
6.50%, 09/27/2028	300,000	339,319
5.50%, 03/18/2031	14,272,000	14,951,633
		34,181,113
Steel–0.01%
Metinvest B.V. (Ukraine), 7.75%, 10/17/2029(b)	200,000	219,425
POSCO (South Korea), 4.00%, 08/01/2023(b)	228,000	243,342
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Steel–(continued)
Steel Dynamics, Inc., 3.25%, 01/15/2031	$104,000	$110,647
		573,414
Systems Software–0.36%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(c)	5,917,000	5,813,808
Microsoft Corp., 2.53%, 06/01/2050	245,000	228,632
Oracle Corp.,
3.60%, 04/01/2050	8,462,000	8,343,015
3.85%, 04/01/2060	6,310,000	6,319,806
		20,705,261
Technology Hardware, Storage & Peripherals–0.68%
Apple, Inc.,
1.65%, 02/08/2031(c)	400,000	386,917
4.25%, 02/09/2047	255,000	308,702
2.65%, 05/11/2050	6,016,000	5,565,936
2.80%, 02/08/2061	17,356,000	15,960,680
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026(b)	3,393,000	4,046,837
8.35%, 07/15/2046(b)	4,893,000	7,691,286
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	4,924,000	5,051,855
		39,012,213
Thrifts & Mortgage Finance–0.01%
Nationwide Building Society (United Kingdom), 4.13%, 10/18/2032(b)(e)	335,000	367,636
Tobacco–0.68%
Altria Group, Inc.,
2.45%, 02/04/2032	6,968,000	6,604,762
3.70%, 02/04/2051	13,620,000	12,404,745
4.00%, 02/04/2061	11,300,000	10,561,278
BAT Capital Corp. (United Kingdom),
2.26%, 03/25/2028	4,662,000	4,590,081
2.73%, 03/25/2031	357,000	344,059
Philip Morris International, Inc., 0.88%, 05/01/2026	5,038,000	4,988,403
		39,493,328
Trading Companies & Distributors–0.01%
Air Lease Corp., 3.63%, 12/01/2027	340,000	361,589
Trucking–0.98%
Aviation Capital Group LLC,
0.86% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(g)	4,138,000	4,137,055
4.13%, 08/01/2025(b)	3,168,000	3,399,859
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	13,752,000	14,181,956
5.38%, 03/01/2029(b)(c)	5,225,000	5,440,557
SMBC Aviation Capital Finance DAC (Ireland), 4.13%, 07/15/2023(b)	4,502,000	4,788,061
	Principal Amount	Value
Trucking–(continued)
Triton Container International Ltd. (Bermuda),
1.15%, 06/07/2024(b)	$3,337,000	$3,339,332
2.05%, 04/15/2026(b)	12,177,000	12,288,896
3.15%, 06/15/2031(b)	8,841,000	8,816,451
		56,392,167
Wireless Telecommunication Services–1.64%
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(b)	200,000	225,622
Bharti Airtel Ltd. (India),
4.38%, 06/10/2025(b)	200,000	218,780
3.25%, 06/03/2031(b)	200,000	196,915
Colombia Telecomunicaciones S.A. ESP (Colombia), 4.95%, 07/17/2030(b)	3,975,000	4,119,690
Liquid Telecommunications Financing Plc (South Africa), 5.50%, 09/04/2026(b)	200,000	209,250
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	325,000	273,975
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	2,856,875	2,866,146
4.74%, 03/20/2025(b)	20,543,000	22,057,430
5.15%, 03/20/2028(b)	22,112,000	25,364,343
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	8,330,000	8,410,801
2.63%, 04/15/2026	9,697,000	9,881,679
2.63%, 02/15/2029	5,142,000	4,945,550
VEON Holdings B.V. (Netherlands),
4.00%, 04/09/2025(b)	4,903,000	5,197,548
3.38%, 11/25/2027(b)	10,375,000	10,461,112
		94,428,841
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,880,159,637)		2,925,095,898

Asset-Backed Securities–19.59%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	656,334	682,125
Series 2005-1, Class 4A1, 3.17%, 05/25/2035(h)	791,829	796,811
ALM VII Ltd., Series 2012-7A, Class A1A2, 1.35% (3 mo. USD LIBOR + 1.17%), 07/15/2029(b)(g)	5,638,500	5,645,206
Angel Oak Mortgage Trust,
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(h)	1,692,032	1,703,459
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	3,433,114	3,465,312
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	11,782,432	11,922,896
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(h)	2,745,942	2,767,746
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(h)	7,624,533	7,736,080
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	$7,830,943	$7,878,452
Avery Point VI CLO Ltd., Series 2015-6A, Class AR2, 1.08% (3 mo. USD LIBOR + 0.90%), 08/05/2027(b)(g)	20,509,378	20,494,720
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR, 1.43% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(g)	22,000,225	22,023,809
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(h)	4,394,000	4,829,348
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 2.40%, 08/25/2033(h)	77,406	79,052
Series 2004-10, Class 21A1, 3.15%, 01/25/2035(h)	362,290	382,947
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	266,164	276,259
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 2.59%, 11/25/2034(h)	749,167	750,717
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.56%, 04/10/2051(h)	6,921,000	7,698,561
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	17,783,346
Series 2019-B14, Class C, 3.78%, 12/15/2062(h)	14,875,350	15,709,149
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	13,133,814
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.75%, 12/15/2047(b)(h)	5,000,000	5,089,991
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/2035(b)	1,647,256	1,712,198
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	9,840,779	10,138,123
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	1,713,570	1,726,743
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(h)	5,610,913	5,815,960
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	2,783,020	2,828,703
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.39% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(g)	4,417,000	4,420,976
Principal Amount		Value

Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class B, 4.29%, 09/10/2045(b)	$1,300,000	$1,325,175
Series 2013-GC11, Class D, 4.42%, 04/10/2023(b)(h)	752,554	766,546
Series 2014-GC23, Class B, 4.18%, 07/10/2047(h)	2,816,000	3,036,568
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,322,700
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(h)	6,414,089	6,525,629
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 2.06%, 08/25/2034(h)	160,114	156,490
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(h)	6,296,257	6,350,867
Series 2020-1, Class A2, 2.69%, 02/25/2050(b)(h)	3,257,571	3,288,065
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(h)	4,691,501	4,714,429
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	5,080,419	5,124,098
Commercial Mortgage Trust,
Series 2013-SFS, Class A1, 1.87%, 04/12/2035(b)	183,398	184,436
Series 2015-CR25, Class B, 4.53%, 08/10/2048(h)	5,267,000	5,839,541
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	234,676	176,254
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(i)	9,349,594	9,409,468
Credit Suisse Mortgage Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	4,487,326	4,488,178
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	5,419,750	5,436,440
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	23,179,475
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 2.80%, 06/25/2034(h)	767,900	803,361
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	10,031,325	11,052,151
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,596,263	11,235,459
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(h)	124,208	124,689
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(h)	134,312	134,742
Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(h)	4,014,725	4,059,843
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.13%, 06/27/2037(b)(h)	4,815,842	4,901,311
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	$19,119,975	$20,657,860
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	7,360,000	7,466,680
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	10,579,000	10,919,764
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(h)	7,756,721	7,921,359
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	2,507,410	2,545,754
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	2,488,256	2,491,736
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, 5.00%, 09/25/2035	43,552	43,928
Galton Funding Mortgage Trust,
Series 2018-1, Class A43, 4.64%, 11/25/2057(b)(h)	538,160	540,584
Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(h)	3,160,497	3,223,162
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(h)(i)	7,918,026	7,988,125
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(h)	4,250,851	4,370,109
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(i)	3,887,059	3,914,761
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.05%, 04/19/2036(h)	464,862	407,804
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.19% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(g)	5,015,000	5,028,553
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class A, 1.34% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(g)	16,228,000	16,240,171
Golub Capital Partners CLO 35(B) Ltd., Class 2017-35A, Class AR, 1.38% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(g)	20,000,000	20,031,874
GS Mortgage Securities Trust,
Series 2013-G1, Class A1, 2.06%, 04/10/2031(b)	291,501	293,782
Series 2013-GC14, Class B, 4.74%, 08/10/2046(b)(h)	4,973,000	5,324,387
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	8,889,826
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	8,962,308
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.75%, 09/25/2035(h)	151,704	150,062
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 1.00% (1 mo. USD LIBOR + 0.90%), 06/20/2035(g)	18,023	17,873
Principal Amount		Value

Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	$1,764,173	$1,772,145
Home Partners of America Trust,
Series 2018-1, Class A, 1.00% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(g)	3,672,720	3,685,422
Series 2018-1, Class B, 1.20% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(g)	7,990,000	8,012,303
Series 2018-1, Class C, 1.35% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(g)	3,610,000	3,624,710
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 1.43% (3 mo. USD LIBOR + 1.25%), 04/29/2034(b)(g)	11,399,000	11,405,862
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 1.05% (1 mo. USD LIBOR + 0.95%), 01/15/2033(b)(g)	15,995,000	16,046,578
Series 2018-STAY, Class B, 1.40% (1 mo. USD LIBOR + 1.30%), 01/15/2033(b)(g)	8,640,000	8,672,435
Invitation Homes Trust,
Series 2017-SFR2, Class A, 0.95% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(g)	5,498,465	5,516,905
Series 2017-SFR2, Class B, 1.25% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(g)	3,220,457	3,227,169
Series 2017-SFR2, Class C, 1.55% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(g)	6,186,957	6,215,447
Series 2018-SFR1, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), 03/17/2037(b)(g)	27,595,851	27,663,367
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	8,974,500	9,627,172
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(h)	5,000,000	5,147,886
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 1.91%, 06/25/2035(h)	275,352	291,502
Series 2005-A3, Class 6A5, 2.62%, 06/25/2035(h)	356,426	365,934
Series 2005-A5, Class 1A2, 2.74%, 08/25/2035(h)	230,308	239,489
Series 2007-A4, Class 3A1, 2.68%, 06/25/2037(h)	540,058	449,460
Series 20153, Class B2, 3.61%, 05/25/2045(b)(h)	6,773,059	6,965,653
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 4.89%, 01/15/2047(h)	12,750,000	13,270,424
Series 2015-C31, Class A3, 3.80%, 08/15/2048	1,064,445	1,173,629
Series 2016-C1, Class B, 4.73%, 03/15/2049(h)	5,083,000	5,703,100
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	6,257,352
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	$156,628	$149,744
Life Mortgage Trust,
Series 2021-BMR, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(g)	6,795,000	6,809,635
Series 2021-BMR, Class B, 0.98% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(g)	11,025,000	11,056,792
Series 2021-BMR, Class C, 1.20% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(g)	4,625,000	4,638,563
MAD Mortgage Trust, Series 2017-330M, Class A, 3.19%, 08/15/2034(b)(h)	11,633,000	12,019,830
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.25%, 11/25/2035(h)	624,618	631,204
Series 2005-A5, Class A9, 2.98%, 06/25/2035(h)	599,874	612,440
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(h)	15,769,000	17,536,990
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(h)	3,350,000	3,509,637
Series 2017-CLS, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(g)	18,372,000	18,386,290
Series 2017-CLS, Class B, 0.95% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(g)	9,024,000	9,031,378
Series 2017-CLS, Class C, 1.10% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(g)	6,124,000	6,129,001
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	19,862,360
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	11,912,233
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	7,861,707	8,075,019
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	5,788,192	5,972,681
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(h)	6,250,000	6,249,979
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.21% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(g)	10,478,000	10,485,862
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	5,522,118	5,623,520
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(h)	8,168,874	8,322,989
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(h)	2,390,019	2,429,537
Principal Amount		Value

OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 1.31% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(g)	$17,619,000	$17,627,787
Series 2017-13A, Class A1A, 1.44% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(g)	9,611,000	9,618,745
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(g)	17,937,000	17,952,211
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 1.24% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(g)	16,000,000	16,020,805
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.43% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(g)	16,476,000	16,495,778
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.45% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(g)	10,543,683	10,594,345
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	22,434,044
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 1.28% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(g)	9,626,000	9,624,941
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	14,115,000	14,336,622
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 0.63% (1 mo. USD LIBOR + 0.54%), 08/25/2031(g)	132,011	120,183
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 1.20% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(g)	11,823,244	11,829,091
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(h)	2,994,685	3,028,498
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(h)	3,506,792	3,566,257
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(h)	612,056	618,563
Series 2013-4, Class A3, 1.55%, 04/25/2043(h)	23,481	23,497
Series 2013-7, Class A2, 3.00%, 06/25/2043(h)	477,205	484,400
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(h)	698,206	710,222
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,327,842	9,812,501
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, 0.63% (1 mo. USD LIBOR + 0.54%), 05/25/2035(g)	41,645	38,134
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Star Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	$14,466,140	$14,539,686
Series 2021-SFR1, Class B, 0.85% (1 mo. USD LIBOR + 0.75%), 04/17/2038(b)(g)	3,520,000	3,512,324
Series 2021-SFR1, Class C, 1.15% (1 mo. USD LIBOR + 1.05%), 04/17/2038(b)(g)	4,925,000	4,919,145
Series 2021-SFR1, Class D, 1.40% (1 mo. USD LIBOR + 1.30%), 04/17/2038(b)(g)	6,670,000	6,662,548
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	4,668,640	4,735,842
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	7,688,178	7,695,034
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 2.48%, 09/25/2034(h)	400,255	410,105
Series 2004-8, Class 3A, 2.65%, 07/25/2034(h)	945,862	1,017,174
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	148,429	148,926
Taconic Park CLO Ltd., Series 2016-1A, Class A1R, 1.19% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(g)	16,923,000	16,934,809
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	15,128,467	15,359,170
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 1.09% (1 mo. USD LIBOR + 1.00%), 12/25/2033(g)	313,467	317,350
Series 2005-1, Class A3, 4.66%, 04/25/2045(h)	606,427	618,423
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.47% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(g)	9,701,000	9,739,984
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(h)	2,182,453	2,216,926
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	13,646,588	13,442,846
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	18,626,142
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4, 3.09%, 08/10/2049	233,768	239,763
Series 2012-C4, Class A5, 2.85%, 12/10/2045	532,433	547,644
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, 6.05%, 01/10/2045(b)(h)	4,500,000	4,475,110
	Principal Amount	Value

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(i)	$8,957,610	$9,102,528
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(i)	3,561,752	3,620,956
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(h)	2,272,099	2,308,008
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(h)	5,964,687	5,995,887
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	12,171,936	12,138,893
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	7,518,114	7,559,032
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007-HY2, Class 2A2, 3.05%, 11/25/2036(h)	306,527	292,672
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 2.88%, 08/25/2035(h)	169,751	172,172
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,884,375	11,645,863
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	5,266,250	5,649,389
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class B, 5.71%, 11/15/2044(b)(h)	5,000,000	5,026,425
Series 2012-C6, Class B, 4.70%, 04/15/2045	5,739,000	5,864,288
Series 2012-C9, Class D, 4.81%, 10/15/2022(b)(h)	568,832	548,091
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,560,538
Series 2013-C16, Class B, 5.00%, 09/15/2046(h)	3,127,000	3,326,894
Series 2014-C23, Class B, 4.38%, 10/15/2057(h)	4,693,000	5,128,557
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	15,800,000	15,901,499
Total Asset-Backed Securities (Cost $1,114,709,117)		1,130,275,775
U.S. Government Sponsored Agency Mortgage-Backed Securities–13.13%
Collateralized Mortgage Obligations–0.74%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(j)	5,270	760
6.00%, 07/25/2033(j)	4,346	838
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K038, Class X1, IO, 1.11%, 03/25/2024(h)(k)	23,093,131	603,363
Series K083, Class AM, 4.03%, 10/25/2028(h)	4,736,000	5,555,369
Series K085, Class AM, 4.06%, 10/25/2028(h)	4,736,000	5,558,253
Series K089, Class AM, 3.63%, 01/25/2029(h)	8,018,000	9,232,628
Series K088, Class AM, 3.76%, 01/25/2029(h)	18,944,000	21,930,084
		42,881,295
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.43%
7.00%, 07/01/2022 to 10/01/2034	$509,332	$584,893
3.50%, 08/01/2026	311,158	332,760
6.00%, 03/01/2029 to 02/01/2034	132,583	149,575
7.50%, 05/01/2030 to 05/01/2035	432,939	495,569
8.50%, 08/01/2031	25,912	31,138
3.00%, 02/01/2032	1,673,151	1,778,567
6.50%, 07/01/2032 to 09/01/2036	138,782	158,807
8.00%, 08/01/2032	20,409	23,780
5.50%, 01/01/2034 to 07/01/2040	1,148,127	1,317,114
5.00%, 07/01/2034 to 06/01/2040	1,477,338	1,698,632
4.50%, 02/01/2040 to 10/01/2046	16,378,858	18,264,747
ARM, 2.44% (1 yr. USD LIBOR + 2.06%), 12/01/2036(g)	48,006	51,525
2.49% (1 yr. USD LIBOR + 2.14%), 02/01/2037(g)	11,965	12,870
2.59% (1 yr. USD LIBOR + 1.88%), 05/01/2037(g)	61,581	65,659
		24,965,636
Federal National Mortgage Association (FNMA)–1.53%
6.00%, 03/01/2022 to 10/01/2039	12,315	14,096
6.50%, 07/01/2028 to 01/01/2037	63,975	72,788
7.00%, 07/01/2029 to 02/01/2034	249,044	274,881
7.50%, 02/01/2030 to 08/01/2037	493,151	579,878
9.50%, 04/01/2030	3,460	3,836
3.50%, 12/01/2030 to 05/01/2047	45,467,450	48,868,594
8.50%, 10/01/2032	39,741	48,659
5.50%, 04/01/2033 to 06/01/2040	376,664	423,050
8.00%, 04/01/2033	39,172	47,317
5.00%, 12/01/2039	405,269	465,646
3.00%, 08/01/2043	2,726,355	2,905,490
4.00%, 12/01/2048	28,804,548	31,278,724
4.50%, 12/01/2048	2,958,715	3,192,837
ARM, 2.34% (1 yr. U.S. Treasury Yield Curve Rate + 2.18%), 05/01/2035(g)	93,803	99,677
2.01% (1 yr. USD LIBOR + 1.63%), 01/01/2037(g)	36,915	39,101
2.12% (1 yr. USD LIBOR + 1.72%), 03/01/2038(g)	29,758	31,335
		88,345,909
	Principal Amount	Value
Government National Mortgage Association (GNMA)–1.15%
7.50%, 06/15/2023 to 05/15/2032	$5,973	$6,204
9.00%, 09/15/2024	2,884	2,899
8.00%, 08/15/2025 to 09/15/2026	14,326	14,477
6.56%, 01/15/2027	89,195	99,685
7.00%, 10/15/2028 to 09/15/2032	111,230	123,449
6.00%, 11/15/2028 to 02/15/2033	42,455	48,693
6.50%, 01/15/2029 to 09/15/2034	67,970	76,142
5.50%, 06/15/2035	41,227	48,111
5.00%, 07/15/2035 to 08/15/2035	48,844	55,139
4.00%, 03/20/2048	5,189,689	5,546,878
ARM, 2.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(g)	11,663	11,964
2.88% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(g)	4,245	4,347
3.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(g)	3,659	3,718
TBA, 2.00%, 06/01/2051(l)	59,000,000	59,994,485
		66,036,191
Uniform Mortgage-Backed Securities–9.28%
TBA, 2.00%, 06/01/2036 to 07/01/2051(l)	244,549,912	250,724,142
2.50%, 06/01/2051(l)	253,500,000	262,456,723
3.00%, 06/01/2051(l)	21,000,000	21,933,823
		535,114,688
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $749,143,860)		757,343,719
U.S. Treasury Securities–9.48%
U.S. Treasury Bills–0.39%
0.02% - 0.05%, 07/15/2021(m)(n)	22,345,000	22,343,738
U.S. Treasury Bonds–1.40%
2.25%, 05/15/2041	22,214,700	22,391,723
1.88%, 02/15/2051	63,920,500	58,137,692
		80,529,415
U.S. Treasury Notes–7.69%
0.25%, 05/15/2024	13,785,600	13,766,214
0.75%, 04/30/2026	275,537,700	275,064,120
1.25%, 04/30/2028	20,630,400	20,630,400
1.63%, 05/15/2031	134,131,700	134,425,113
		443,885,847
Total U.S. Treasury Securities (Cost $545,452,235)		546,759,000
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Shares		Value
Preferred Stocks–2.43%
Asset Management & Custody Banks–0.12%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)(e)	6,084,000	$6,646,770
Diversified Banks–1.54%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	1,100	1,546,204
Citigroup, Inc., 6.25%, Series T, Pfd.(c)(e)	6,669,000	7,761,049
Citigroup, Inc., 5.00%, Series U, Pfd.(e)	17,572,000	18,445,328
Citigroup, Inc., 4.00%, Series W, Pfd.(e)	9,183,000	9,389,618
JPMorgan Chase & Co., 3.66%, Series I, Pfd.	12,028,000	11,997,930
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	27,407	39,870,059
		89,010,188
Integrated Telecommunication Services–0.21%
AT&T, Inc., 2.88%, Series B, Pfd.(e)	9,700,000	11,958,482
Investment Banking & Brokerage–0.37%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(e)	6,540,000	6,580,875
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)(e)	7,805,000	7,864,864
Morgan Stanley, 6.88%, Series F, Pfd.(e)	249,737	7,092,531
		21,538,270
Life & Health Insurance–0.00%
MetLife, Inc., 3.76%, Series C, Pfd.	183,000	183,825
Multi-Utilities–0.09%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(e)	4,568,000	4,879,195
Other Diversified Financial Services–0.09%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(e)	4,774,000	5,143,985
Regional Banks–0.01%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(e)	24,592	642,343
Total Preferred Stocks (Cost $130,286,887)		140,003,058
Principal Amount
Agency Credit Risk Transfer Notes–0.91%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 2.94% (1 mo. USD LIBOR + 2.85%), 11/25/2029(g)	$9,358,883	9,606,418
Series 2018-C05, Class 1M2, 2.44% (1 mo. USD LIBOR + 2.35%), 01/25/2031(g)	3,758,453	3,808,338
Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(g)	3,482,502	3,504,889
Series 2019-R06, Class 2M2, 2.19% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(g)	4,462,372	4,479,238
	Principal Amount		Value
Freddie Mac,
Series 2016-DNA4, Class M3, STACR®, 3.89% (1 mo. USD LIBOR + 3.80%), 03/25/2029(g)		$2,818,288	$2,931,198
Series 2016-HQA4, Class M3, STACR®, 3.99% (1 mo. USD LIBOR + 3.90%), 04/25/2029(g)		5,772,573	6,000,099
Series 2017-HQA2, Class M2, STACR®, 2.74% (1 mo. USD LIBOR + 2.65%), 12/25/2029(g)		8,223,623	8,397,389
Series 2020-DNA5, Class M2, STACR®, 2.81% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(g)		12,216,000	12,397,625
Series 2020-DNA5, Class M1, STACR®, 1.31% (30 Day Average SOFR + 1.30%), 10/25/2050(b)(g)		1,180,175	1,180,382
Total Agency Credit Risk Transfer Notes (Cost $52,183,878)			52,305,576
Non-U.S. Dollar Denominated Bonds & Notes–0.50%(o)
Brewers–0.03%
Molson Coors International L.P., Series MPLE, 3.44%, 07/15/2026	CAD	1,799,000	1,579,050
Diversified Banks–0.05%
HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023(b)	CAD	3,598,000	3,137,371
Integrated Telecommunication Services–0.07%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	4,497,000	4,126,404
Movies & Entertainment–0.17%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	6,750,000	9,862,866
Sovereign Debt–0.13%
Ukraine Government International Bond (Ukraine),
6.75%, 06/20/2026(b)	EUR	385,000	516,288
4.38%, 01/27/2030(b)	EUR	6,000,000	6,868,551
			7,384,839
Technology Hardware, Storage & Peripherals–0.05%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	3,598,000	3,121,076
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $24,664,727)			29,211,606
Variable Rate Senior Loan Interests–0.28%
Diversified REITs–0.28%
Asterix, Inc. (Canada), Term Loan, -%, 03/31/2023 (Cost $14,398,990)(p)(q)(r)(s)		19,252,890	16,200,126
	Shares
Exchange-Traded Funds–0.10%
Invesco Total Return Bond ETF (Cost $ 5,786,000)(t)		100,000	5,666,810
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Municipal Obligations–0.01%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $533,000)	$533,000	$795,862
	Shares
Common Stocks & Other Equity Interests–0.00%
Oil & Gas Drilling–0.00%
Vantage Drilling International(u)	95	214
Paper Packaging–0.00%
Westrock Co.	65	3,791
Specialty Chemicals–0.00%
Ingevity Corp.(u)	10	823
Total Common Stocks & Other Equity Interests (Cost $5,671)		4,828
Money Market Funds–12.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(t)(v)	245,572,340	245,572,340
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(t)(v)	175,307,589	175,377,712
Invesco Treasury Portfolio, Institutional Class, 0.01%(t)(v)	280,654,103	280,654,103
Total Money Market Funds (Cost $701,603,637)		701,604,155
Shares		Value
Options Purchased–0.29%
(Cost $16,482,207)(w)		$16,850,675
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-109.58% (Cost $6,235,409,846)		6,322,117,088
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.81%
Invesco Private Government Fund, 0.01%(t)(v)(x)	41,749,214	41,749,214
Invesco Private Prime Fund, 0.09%(t)(v)(x)	62,598,781	62,623,821
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,373,034)		104,373,035
TOTAL INVESTMENTS IN SECURITIES–111.39% (Cost $6,339,782,880)		6,426,490,123
OTHER ASSETS LESS LIABILITIES—(11.39)%		(657,314,975)
NET ASSETS–100.00%		$5,769,175,148
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
DAC	– Designated Activity Co.
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $2,375,844,847, which represented 41.18% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(q)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(r)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(s)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(t)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Total Return Bond ETF	$5,803,000	$-	$-	$(136,190)	$-	$5,666,810	$179,891
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	176,301,558	503,429,824	(434,159,042)	-	-	245,572,340	41,930
Invesco Liquid Assets Portfolio, Institutional Class	125,928,050	359,592,729	(310,113,601)	(1,391)	(28,075)	175,377,712	61,991
Invesco Treasury Portfolio, Institutional Class	201,487,495	575,348,370	(496,181,762)	-	-	280,654,103	22,087
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	89,711,264	(47,962,050)	-	-	41,749,214	588*
Invesco Private Prime Fund	-	121,436,836	(58,813,365)	-	350	62,623,821	5,794*
Total	$509,520,103	$1,649,519,023	$(1,347,229,820)	$(137,581)	$(27,725)	$811,644,000	$312,281

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	Non-income producing security.
(v)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(w)	The table below details options purchased.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Amazon.com, Inc.	Call	06/17/2022	2	USD	3,550.00	USD	710,000	$ 49,180
Apple, Inc.	Call	01/21/2022	40	USD	135.00	USD	540,000	26,400
Energy Select Sector SPDR Fund	Call	12/31/2021	18,904	USD	50.00	USD	94,520,000	12,145,820
Microsoft Corp.	Call	03/18/2022	35	USD	265.00	USD	927,500	57,925
Total Open Exchange-Traded Equity Options Purchased			18,981					$12,279,325

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	03/18/2022	185	USD	4,200.00	USD	77,700,000	$4,571,350

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(a)		Value	Unrealized Appreciation
Equity Risk
Energy Select Sector SPDR Fund	Call	12/31/2021	18,904	USD	60.00	$ (5,519,265)	USD	113,424,000	$(3,449,980)	$ 2,069,285

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation
Equity Risk
Goldman Sachs International	Put	107.00%	Markit CDX North America High Yield Index, Series 36, Version 1	5.00%	Quarterly	07/21/2021	2.873%	$(754,332)	USD	(123,661,000)	$(442,603)	$311,730

(a)	Implied credit spreads represent the current level, as of May 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,151	September-2021	$916,268,395	$283,696	$283,696
U.S. Treasury 5 Year Notes	5,441	September-2021	673,876,354	542,670	542,670
Subtotal—Long Futures Contracts				826,366	826,366
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	2,098	September-2021	(276,804,875)	(4,448)	(4,448)
U.S. Treasury 10 Year Ultra Notes	2,323	September-2021	(336,726,109)	215,475	215,475
U.S. Treasury Long Bond	107	September-2021	(16,748,844)	49,088	49,088
U.S. Treasury Ultra Bonds	656	September-2021	(121,524,000)	177,872	177,872
Subtotal—Short Futures Contracts				437,987	437,987
Total Futures Contracts				$1,264,353	$1,264,353

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2021	Goldman Sachs International	USD	639,569	EUR	525,000	$3,360
Currency Risk
08/17/2021	Bank of America N.A.	CAD	53,014,000	USD	43,826,262	(91,342)
08/17/2021	Bank of America N.A.	EUR	28,300,000	USD	34,456,665	(200,306)
Subtotal—Depreciation						(291,648)
Total Forward Foreign Currency Contracts						$(288,288)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 36, Version 1	Sell	5.00%	Quarterly	06/20/2026	2.873%	USD	123,135,136	$(11,814,066)	$(11,937,336)	$(123,269)

(a)	Implied credit spreads represent the current level, as of May 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,925,095,898	$—	$2,925,095,898
Asset-Backed Securities	—	1,130,275,775	—	1,130,275,775
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	757,343,719	—	757,343,719
U.S. Treasury Securities	—	546,759,000	—	546,759,000
Preferred Stocks	49,151,137	90,851,921	—	140,003,058
Agency Credit Risk Transfer Notes	—	52,305,576	—	52,305,576
Non-U.S. Dollar Denominated Bonds & Notes	—	29,211,606	—	29,211,606
Variable Rate Senior Loan Interests	—	—	16,200,126	16,200,126
Exchange-Traded Funds	5,666,810	—	—	5,666,810
Municipal Obligations	—	795,862	—	795,862
Common Stocks & Other Equity Interests	4,828	—	—	4,828
Money Market Funds	701,604,155	104,373,035	—	805,977,190
Options Purchased	16,850,675	—	—	16,850,675
Total Investments in Securities	773,277,605	5,637,012,392	16,200,126	6,426,490,123
Other Investments - Assets*
Investments Matured	—	30,858	—	30,858
Futures Contracts	1,268,801	—	—	1,268,801
Forward Foreign Currency Contracts	—	3,360	—	3,360
	1,268,801	34,218	—	1,303,019
Other Investments - Liabilities*
Futures Contracts	(4,448)	—	—	(4,448)
Forward Foreign Currency Contracts	—	(291,648)	—	(291,648)
Options Written	(3,449,980)	(442,603)	—	(3,892,583)
Swap Agreements	—	(123,269)	—	(123,269)
	(3,454,428)	(857,520)	—	(4,311,948)
Total Other Investments	(2,185,627)	(823,302)	—	(3,008,929)
Total Investments	$771,091,978	$5,636,189,090	$16,200,126	$6,423,481,194

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
Invesco Core Plus Bond Fund